S000070685 [Member] Expense Example - JOHCM International Opportunities Fund	Sep. 30, 2025 USD ($)
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	1,074
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	1,074
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,191
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	$ 1,364